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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.    Name and address of issuer:

                                 BNY Hamilton Funds, Inc.
                                 3435 Stelzer Road
                                 Columbus, OH

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |x|

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3.    Investment Company Act File Number:

             811-06654

          Securities Act File Number:
             033-47703

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4(a). Last day of fiscal year for which this Form is filed:

             December 31, 2003

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4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [_] Check box if this is the last time the issuer will be filing this
          Form.

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
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                                         $ 36,640,559,374
                                                                       ----------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                       $(36,581,222,521)
                                                    ----------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the
             Commission:                            $              0
                                                    ----------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                             $(36,581,222,521)
                                                                       ----------------


      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                          $     59,336,853
                                                                       ----------------

***************************************************************************************

      (vi)   Redemption credits available for use
             in future years -- if Item 5(i)
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:            $              0
                                                    ----------------

***************************************************************************************

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                                         x 0.00012670
                                                                       ----------------

      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                             =$       7,517.98
                                                                       ----------------

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6.    Prepaid Shares

      If the response to Item 5(i) was determined
      by deducting an amount of
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
      securities that were registered under
      the Securities Act of 1933 pursuant to
      rule 24e-2 as in effect before October
      11, 1997 then report the amount of
      securities (number of shares or other
      units) deducted here: 0. If there is a
      number of shares or other units that
      were registered pursuant to rule 24e-2
      remaining unsold at the end of the
      fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.    Interest due - if this Form is being
      filed more than 90 days after the end of
      the issuer's fiscal year (see
      Instruction D):                                                 +$              0
                                                                       ----------------

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8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:                                                    7,517.98
                                                                       ----------------

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9.    Date the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository: 3/24/04

             Method of Delivery:

                    [X]  Wire Transfer

                    [_]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                     /S/  George Roeck
                     ------------------------------------
                     George Roeck
                     Vice President
Date:                March 24, 2004

 *Please print the name and title of the signing officer below the signature.